Warrants	12 Months Ended
Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Warrants

NOTE 7 — WARRANTS

Warrants to purchase an aggregate of 8,413,017 shares of the Company’s common stock were outstanding at December 31, 2019. These warrants are all vested and exercisable, have exercise prices ranging from $0.15 to $93.00 per share, with a weighted average exercise price of $0.95, and expire at various dates through November 2023.